SMI Conservative Allocation Fund
SUMMARY SECTION – SMI CONSERVATIVE ALLOCATION FUND
Investment Objective
The SMI Conservative Allocation Fund (previously, the Sound Mind Investing Balanced Fund) (the “SMI Conservative Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI Conservative Allocation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMI Conservative Allocation Fund SMI Conservative Allocation Fund USD ($)
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI Conservative Allocation Fund SMI Conservative Allocation Fund
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver/ExpenseReimbursement	(0.34%)	[1]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	1.55%
[1]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the SMI Conservative Allocation Fund's average daily net assets through February 28, 2017. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the SMI Conservative Allocation Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Advisor is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the SMI Conservative Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Conservative Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
SMI Conservative Allocation Fund | SMI Conservative Allocation Fund | USD ($)	158	561	990	2,184

Portfolio Turnover
The SMI Conservative Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the SMI Conservative Allocation Fund’s portfolio turnover rate was 377.51% of the average value of its portfolio.
Principal Investment Strategies
The SMI Conservative Allocation Fund invests in a portfolio of fixed income and equity securities, including securities of other investment companies and exchange-traded fund (“ETFS”) (collectively “Underlying Funds”) that focus their investments on fixed income and equity securities. The SMI Conservative Allocation Fund strives to produce a conservative level of risk by combining constant exposure to fixed income securities (under normal circumstances, at least 40% of the SMI Conservative Allocation Fund’s assets will be in such securities, though as much as 80% of the portfolio may be allocated to fixed income securities as conditions dictate), while the remaining portion (normally 60%) of the portfolio will use a “multi-strategy” approach by applying SMI Advisory Services, LLC’s (the “Advisor”) “Dynamic Asset Allocation” and/or “Fund Upgrading” strategies. Normally, this portion of the portfolio will be managed using the Dynamic Asset Allocation strategy. The use of Dynamic Asset Allocation increases the Fund’s exposure to the stock markets when the Advisor’s proprietary indicators identify favorable market conditions, but it also reduces the Fund’s exposure to the markets when those indicators suggest unfavorable market conditions. Further, when exceptionally favorable market conditions are expected, the use of the Dynamic Asset Allocation strategy may be replaced in part or in whole with the use of the Fund Upgrading strategy.

Fixed Income Investing. To the extent the Advisor invests the SMI Conservative Allocation Fund’s assets in fixed income securities, which is typically approximately 40% of the SMI Conservative Allocation Fund’s net assets, approximately half of that allocation will be in “core holdings,” which are Underlying Funds that focus their investments on fixed income securities, where the focus of these core holding Underlying Funds is stability and safety.

The remaining portion of the fixed income securities allocation will be invested using the Advisor’s Bond Upgrading strategy which uses proprietary momentum based performance indicators of the various bond categories to identify which Underlying Funds, that focus their investment on fixed income, may currently present the best investment opportunities.

The Advisor may allocate as much as 20% of the portfolio to cash and cash related investments. The Advisor periodically rebalances the SMI Conservative Allocation Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the SMI Conservative Allocation Fund.

Fixed income securities in which the SMI Conservative Allocation Fund may invest include Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Conservative Allocation Bond Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of these securities in which the SMI Conservative Allocation Fund may invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

The SMI Conservative Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of any underlying funds in which it invests. Therefore, the SMI Conservative Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Conservative Allocation Fund’s assets among the various underlying funds in which the SMI Conservative Allocation Fund invests.

Multi-Strategy Approaches. For the portion of the SMI Conservative Allocation Fund’s portfolio that is not consistently allocated to fixed income securities (approximately 60% of the SMI Conservative Allocation Fund’s net assets), the Advisor will employ a multi-strategy approach by using its “Dynamic Asset Allocation” or its “Fund Upgrading” strategy or a combination of both. Given the conservative nature of the SMI Conservative Allocation Fund, the Advisor expects to utilize the Dynamic Asset Allocation strategy more frequently, as that strategy makes provision for the SMI Conservative Allocation Fund to invest in more traditionally defensive asset classes such as bonds, cash and gold. The Advisor may, in periods during which it expects equity returns to be particularly strong, switch up to all of this portion of the SMI Conservative Allocation Fund’s portfolio to the Fund Upgrading strategy. This will be done at the discretion of the Advisor, based on its analysis of market conditions and other proprietary indicators (such as favorable momentum values for the domestic and international stock market indices as well as moving averages of those indices).

To the extent the Advisor invests the SMI Conservative Allocation Fund’s assets in equity securities, such investments will consist of investments in other investment companies (i.e., mutual funds), exchange traded funds (“ETFs”) and pooled investment vehicles (such as publicly traded partnerships and real estate investment trusts (“REITs”), and the Advisor will select such portfolio holdings.

Dynamic Asset Allocation Strategy. This strategy involves the Advisor investing in Underlying Funds that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Conservative Allocation Fund’s asset allocation in response to market conditions as well as to balance the SMI Conservative Allocation Fund’s exposure to the chosen asset classes. The SMI Conservative Allocation Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Conservative Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:
  U.S. Equities – The Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI Conservative Allocation Fund may also invest directly in such companies. The SMI Conservative Allocation Fund may also utilize derivatives, such as investing in futures contracts.
  International Equities – The SMI Conservative Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Conservative Allocation Fund may also invest directly in such companies. The SMI Conservative Allocation Fund may also utilize derivatives, such as investing in futures contracts.
  Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Conservative Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Conservative Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.
  Real Estate – The SMI Conservative Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts (“REITs”).
  Precious Metals – The Fund may invest in Underlying Funds that invest primarily in precious metals. The Fund may also invest in Underlying Funds that invest in mining and other precious metal related companies. The SMI Conservative Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.
  Cash (and cash equivalents) – The SMI Conservative Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and other ETFs that focus on investing in the foregoing.
Fund Upgrading Strategy. This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

When the Advisor deems it appropriate, the SMI Conservative Allocation Fund may invest a portion of its assets in Underlying Funds using its Fund Upgrading strategy. Generally the Underlying Funds with the highest momentum score are chosen. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The SMI Conservative Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Conservative Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Conservative Allocation Fund’s assets among the various Underlying Funds in which it invests.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Fund Upgrading Strategy similar to the strategy utilized by the SMI Conservative Allocation Fund. Although mutual funds purchased by the SMI Conservative Allocation Fund generally will be highly ranked in the Newsletter, the SMI Conservative Allocation Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but only to institutional investors.
Principal Risks
All investments involve risks, and the SMI Conservative Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Conservative Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Conservative Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Conservative Allocation Fund. Below are some of the specific risks of investing in the SMI Conservative Allocation Fund. In so far as the SMI Conservative Allocation Fund invests in Underlying Funds it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Conservative Allocation Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Conservative Allocation Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Conservative Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Conservative Allocation Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Conservative Allocation Fund invests in other mutual funds and ETFs (Underlying Funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Conservative Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Conservative Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Conservative Allocation Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. Generally, as the SMI Conservative Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Conservative Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Conservative Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Conservative Allocation Fund’s income- producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Conservative Allocation Fund may invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Conservative Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Conservative Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Conservative Allocation Fund for any particular period.
High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Conservative Allocation Fund invests in Underlying Funds that invest in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Conservative Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Conservative Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Conservative Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Conservative Allocation Fund’s return.

Portfolio Turnover Risk. The SMI Conservative Allocation Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Conservative Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The SMI Conservative Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Conservative Allocation will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Conservative Allocation Fund invests in addition to the expenses incurred directly by the SMI Conservative Allocation Fund.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent that the SMI Conservative Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Credit Default Swaps Product Risk. To the extent that the SMI Conservative Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Conservative Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Market Timing Risk. Because the SMI Conservative Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Conservative Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Conservative Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of Underlying Funds and other instruments in the SMI Conservative Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Conservative Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Conservative Allocation Fund to qualify as a RIC. Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the SMI Conservative Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Conservative Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Conservative Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Conservative Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Conservative Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Conservative Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Conservative Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Conservative Allocation Fund’s share price.

Volatility Risk. The value of the SMI Conservative Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Conservative Allocation Fund invests focus their investments in a particular industry or sector, the SMI Conservative Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. To the extent the SMI Conservative Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the SMI Conservative Allocation Fund is subject to the risks associated with such derivatives. Additionally, with respect to the Dynamic Asset Allocation, Fund Upgrading and fixed income strategies, Underlying Funds in which the SMI Conservative Allocation Fund may invest may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Conservative Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Conservative Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Conservative Allocation Fund invests may use derivatives to seek to manage the risks described below.
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long-and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Conservative Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.
Performance
The bar chart below shows how the SMI Conservative Allocation Fund’s investment results have varied from year to year. The table below compares the SMI Conservative Allocation Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The SMI Conservative Allocation Fund began operations on December 29, 2010 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. Performance shown below for periods prior to February 28, 2013 is for the Predecessor Fund. Additionally, prior to February 28, 2015, the Fund followed different investment strategies under the name “Sound Mind Investing Balanced Fund.” The SMI Conservative Allocation Fund’s past performance may have been different if the Fund were managed using the current strategies. This information provides some indication of the risks of investing in the SMI Conservative Allocation Fund. Past performance of the Predecessor Fund and the SMI Conservative Allocation Fund is not necessarily an indication of how the Fund will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2013, 6.87% Worst Quarter: 3rd Quarter, 2011, -11.21%
AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2015)
Average Annual Total Returns - SMI Conservative Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
SMI Conservative Allocation Fund	(7.04%)	4.25%	4.25%	Dec. 30, 2010
SMI Conservative Allocation Fund | Return After Taxes on Distributions	(7.80%)	2.62%	2.62%	Dec. 30, 2010
SMI Conservative Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares	(3.49%)	3.07%	3.06%	Dec. 30, 2010
Wilshire 5000© Total Market Index (reflects no deductions for fees, Expenses and taxes)	0.67%	12.09%	12.03%	Dec. 30, 2010
Barclay's Capital U.S. Aggregate Bond© Index (reflects no deductions for fees, Expenses and taxes)	0.55%	3.25%	3.29%	Dec. 30, 2010
Weighted Index (Weighted Index (60% Of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond © Index)) (reflects no deductions for fees, Expenses and taxes)	0.84%	8.67%	8.66%	Dec. 30, 2010

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the SMI Conservative Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.